Document and Entity Information	Apr. 22, 2020
Cover [Abstract]
Security Exchange Name	NYSE
Amendment Flag	true
Entity Central Index Key	0001108524
Document Type	8-K/A
Document Period End Date	Apr. 22, 2020
Entity Registrant Name	salesforce.com, inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-32224
Entity Tax Identification Number	94-3320693
Entity Address, Address Line One	415 Mission Street, 3rd Fl
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	901-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CRM
Entity Emerging Growth Company	false
Amendment Description	On April 24, 2020, salesforce.com, inc. (the “Company”) filed a Current Report on Form 8-K (the “Form 8-K”) regarding the approval of fiscal 2021 stock option, restricted stock unit and performance-based restricted stock unit awards for the Company’s named executive officers. The Company is filing this amended report to correct an error in the number of stock options that was reported for each named executive officer. The full text of the Form 8-K is set forth below as previously filed, except with the corrected stock option amounts as described above.